Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of composition of employee benefits
	2024	2023
	US $ in millions

Present value of obligations (see section (f) below)	56.4	54.1
Fair value of the plan assets (see section (f) below)	(27.3)	(27.1)
Recognized liability for defined benefit obligations	29.1	27.0
Termination benefit-liability for early retirement	3.1	4.7
Other long-term benefits	15.3	14.4
Total non-current	47.5	46.1
Presented as current liabilities:
Liability for annual leave	10.9	11.8
Current portion of liability for early retirement	1.7	2.3
Total current (Note 15)	12.6	14.1

Total employee benefits	60.1	60.2

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(f)	Movement in the present value of the defined benefit pension plan obligation and assets

	2024	2023
	US $ in millions

Defined benefit obligation at January 1	54.1	52.9
Benefits paid by the plan	(4.0)	(3.4)
Service cost and interest incurred	4.9	4.7
Foreign currency exchange changes	(1.3)	(1.0)
Actuarial losses recognized in other comprehensive income	2.7	0.9
Defined benefit obligation at December 31	56.4	54.1

	2024	2023
	US $ in millions

Fair value of plan assets at January 1	27.1	26.8
Contribution paid by the Group	0.9	0.8
Benefits paid by the plan	(2.2)	(1.7)
Return on plan assets	1.2	1.1
Foreign currency exchange changes	(0.7)	(0.7)
Actuarial gain recognized in other comprehensive income	1.0	0.8
Fair value of plan assets at December 31	27.3	27.1

Plan assets composition

	2024	2023
	US $ in millions

Equity instruments	8.7	9.1
Debt instruments	13.0	12.4
Cash and deposits	2.5	2.7
Other	3.1	2.9
	27.3	27.1